UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03207

General Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

Dreyfus Money Market Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Wealth Shares – GMMXX

This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$27	0.54%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$2,029	80

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0196SA0524A

Dreyfus Money Market Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Service Shares – GMBXX

This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$50	0.99%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$2,029	80

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0696SA0524A

Dreyfus Money Market Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Premier Shares – GMGXX

This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$14	0.27%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$2,029	80

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6168SA0524B

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Dreyfus Money Market Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

May 31, 2024

Shares	Ticker
Wealth Shares	GMMXX
Services Shares	GMBXX
Premier Shares	GMGXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Dreyfus Money Market Fund

Statement of Investments

May 31, 2024 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 32.9%
Australia & New Zealand Banking Group Ltd.	5.32	11/22/2024	10,000,000	[a]	9,752,533
Bank of Montreal	5.31	2/28/2025	13,000,000	[a]	12,504,960
Bank of Montreal	5.45	6/24/2024	7,000,000	[a]	6,976,029
Barclays Bank PLC	5.43	6/12/2024	20,000,000	[a]	19,967,305
Bedford Row Funding Corp., (1 Month SOFR +0.17%)	5.50	6/3/2024	15,000,000	[b,c]	15,000,000
Bedford Row Funding Corp., (1 Month SOFR +0.21%)	5.54	6/3/2024	20,000,000	[b,c]	20,000,000
BPCE SA	5.53	8/9/2024	10,000,000	[a]	9,896,500
Canadian Imperial Bank of Commerce, (1 Month SOFR +0.17%)	5.50	6/3/2024	20,000,000	[b,c]	20,000,000
CDP Financial, Inc.	5.32	12/11/2024	20,000,000	[a]	19,453,167
Collateralized Commercial Paper FLEX Co. LLC, (1 Month SOFR +0.30%)	5.63	6/3/2024	15,000,000	[b,c]	15,000,000
Collateralized Commercial Paper V Co. LLC, (1 Month SOFR +0.26%)	5.59	6/3/2024	18,000,000	[b]	18,000,000
Commonwealth Bank of Australia	5.25	9/10/2024	20,000,000	[a]	19,713,553
Commonwealth Bank of Australia, (1 Month SOFR +0.20%)	5.54	10/1/2024	8,000,000	[b,c]	8,000,000
Commonwealth Bank of Australia, (1 Month SOFR +0.23%)	5.57	6/3/2024	19,000,000	[b,c]	19,000,000
DBS Bank Ltd.	5.42	6/4/2024	8,000,000	[a]	7,996,440
DNB Bank ASA	5.23	9/25/2024	15,000,000	[a]	14,754,950
DNB Norbank ASA	5.31	8/5/2024	10,000,000	[a]	9,906,292
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, (1 Month SOFR +0.16%)	5.49	6/3/2024	15,000,000	[b,c]	15,000,000
Gotham Funding Corp.	5.53	8/6/2024	8,000,000	[a]	7,920,800
ING US Funding LLC	5.58	9/3/2024	10,000,000	[a]	9,858,217
ING US Funding LLC	5.45	12/23/2024	7,000,000	[a]	6,791,925
ING US Funding LLC	5.30	8/5/2024	15,000,000	[a]	14,859,844
ING US Funding LLC, (1 Month SOFR +0.23%)	5.56	6/3/2024	12,500,000	[b]	12,500,000
Liberty Street Funding LLC	5.46	7/8/2024	20,000,000	[a]	19,889,822
National Australia Bank Ltd.	5.26	10/8/2024	4,800,000	[a]	4,712,452
National Australia Bank Ltd., (1 Month SOFR +0.18%)	5.51	6/3/2024	10,000,000	[b,c]	9,999,996
National Australia Bank Ltd., (1 Month SOFR +0.40%)	5.73	6/6/2024	20,000,000	[b,c]	20,000,000
Nordea Bank Abp, (1 Month SOFR +0.22%)	5.55	6/3/2024	20,000,000	[b,c]	20,000,000
Oversea-Chinese Banking Corp. Ltd.	5.48	7/25/2024	15,800,000	[a]	15,672,849
Oversea-Chinese Banking Corp. Ltd.	5.42	7/9/2024	20,000,000	[a]	19,887,689
Skandinaviska Enskilda Banken AB, (3 Month SOFR +0.18%)	5.51	6/3/2024	10,500,000	[b,c]	10,500,000
Skandinaviska Enskilda Banken AB, (3 Month SOFR +0.22%)	5.55	6/3/2024	20,000,000	[b,c]	20,000,000
Starbird Funding Corp.	5.54	9/10/2024	10,000,000	[a]	9,849,061
Starbird Funding Corp.	5.51	8/6/2024	10,000,000	[a]	9,901,367
Starbird Funding Corp., (1 Month SOFR +0.20%)	5.53	6/3/2024	18,000,000	[b,c]	18,000,000
Svenska Handelsbanken AB	5.32	9/6/2024	10,000,000	[a]	9,860,697
Svenska Handelsbanken AB	5.63	8/27/2024	15,000,000	[a]	14,801,531
Swedbank Ab	5.29	8/1/2024	10,000,000	[a]	9,912,397
Swedbank AB, (1 Month SOFR +0.21%)	5.54	6/3/2024	11,000,000	[b,c]	11,000,000
Swedbank AB, (1 Month SOFR +0.41%)	5.74	6/3/2024	20,000,000	[b]	20,000,000
The Toronto-Dominion Bank, (3 Month SOFR +0.20%)	5.53	6/3/2024	10,000,000	[b,c]	9,999,950
Toyota Finance Australia Ltd.	5.45	8/6/2024	14,000,000	[a]	13,863,453
Toyota Motor Credit Corp.	5.37	7/1/2024	20,000,000	[a]	19,912,167
Toyota Motor Credit Corp.	5.53	6/5/2024	20,000,000	[a]	19,987,889
United Overseas Bank Ltd.	5.52	8/28/2024	10,000,000	[a]	9,868,733
United Overseas Bank Ltd., (1 Month SOFR +0.30%)	5.62	6/7/2024	13,000,000	[b,c]	13,000,000
Westpac Banking Corp.	5.62	11/15/2024	15,000,000	[a]	14,624,250

Statement of Investments (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 32.9% (continued)
Westpac Banking Corp.	5.25	9/6/2024	10,000,000	[a]	9,862,449
Total Commercial Paper (cost $667,959,267)			667,959,267
Negotiable Bank Certificates of Deposit - 13.7%
Bank of America NA	5.20	2/7/2025	10,000,000		10,000,000
Bank of America NA	5.36	2/21/2025	10,000,000		10,000,000
Bank of America NA	5.50	11/25/2024	10,000,000		10,000,000
Bank of America NA	5.56	6/3/2024	19,000,000		19,000,000
Bank of Nova Scotia, (1 Month SOFR +0.22%)	5.55	6/3/2024	20,000,000	[b]	20,000,000
Bank of Nova Scotia	5.55	9/5/2024	18,000,000		18,000,000
Canadian Imperial Bank of Commerce (New York), (1 Month SOFR +0.40%)	5.73	6/3/2024	15,000,000	[b]	15,000,000
Canadian Imperial Bank of Commerce (New York)	5.92	7/2/2024	10,000,000		10,000,000
Cooperatieve Rabobank U.A. (New York)	5.20	12/9/2024	5,000,000		5,000,000
Cooperatieve Rabobank U.A. (New York)	5.30	3/13/2025	13,000,000		13,000,000
Credit Agricole Corporate & Investment Bank (New York), (3 Month SOFR +0.19%)	5.52	6/3/2024	13,900,000	[b]	13,900,000
HSBC Bank USA NA	5.64	9/12/2024	18,000,000		18,000,000
Mitsubishi UFJ Trust & Banking Corp., (3 Month SOFR +0.30%)	5.63	6/3/2024	20,000,000	[b]	20,000,000
Mizuho Bank Ltd.	5.45	8/30/2024	18,000,000		18,000,000
Oversea-Chinese Banking Corp. Ltd. (New York), (3 Month SOFR +0.16%)	5.49	6/3/2024	5,400,000	[b]	5,400,000
Oversea-Chinese Banking Corp. Ltd. (New York), (3 Month SOFR +0.18%)	5.51	6/3/2024	20,000,000	[b]	20,000,000
Skandinaviska Enskilda Banken AB (New York)	5.38	3/18/2025	10,000,000		10,000,000
Sumitomo Mitsui Trust Bank Ltd. (New York)	5.45	8/21/2024	17,000,000		17,000,000
Svenska Handelsbanken (New York), (1 Month SOFR +0.23%)	5.56	6/3/2024	10,000,000	[b]	10,000,000
Svenska Handelsbanken (New York), (1 Month SOFR +0.35%)	5.68	6/3/2024	15,000,000	[b]	15,000,000
Total Negotiable Bank Certificates of Deposit (cost $277,300,000)			277,300,000
Time Deposits - 2.9%
Australia & New Zealand Bank	5.32	6/3/2024	25,000,000		25,000,000
Credit Agricole CIB	5.30	6/3/2024	34,000,000		34,000,000
Total Time Deposits (cost $59,000,000)			59,000,000
Repurchase Agreements - 50.3%
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $10,004,475 (fully collateralized by: Money Market, 0.00%, due 6/14/2024, valued at $10,200,001)	5.37	6/3/2024	10,000,000		10,000,000

BMO Capital Markets Corp., Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $50,022,584 (fully collateralized by: Asset-Backed Securities, 0.00%-13.34%, due 4/20/2026-2/25/2067, Corporate Debt Securities, 2.50%-8.63%, due 4/14/2025-9/13/2034, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 2/20/2038-2/16/2066, Other Instrument (collateralized debt obligation), 8.39%, due 7/18/2036, Other Instrument (international debt), 0.00%, due 11/29/2024, Private Label Collateralized Mortgage Obligations, 0.00%-7.75%, due 5/25/2033-10/25/2063, valued at $54,598,430)

	5.42	6/3/2024	50,000,000		50,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 50.3% (continued)
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $50,022,625 (fully collateralized by: Asset-Backed Securities, 3.55%-9.04%, due 12/15/2026-5/25/2065, Corporate Debt Securities, 1.49%-9.25%, due 8/16/2024-12/31/2099, Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 3.30%, due 11/25/2027, Private Label Collateralized Mortgage Obligations, 3.02%-8.12%, due 5/25/2035-5/25/2066, valued at $51,453,947)	5.43	6/3/2024	50,000,000	50,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $85,037,896 (fully collateralized by: U.S. Treasuries (including strips), 4.13%-4.88%, due 5/31/2026-3/31/2031, valued at $86,700,016)	5.35	6/3/2024	85,000,000	85,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $10,004,434 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.88%, due 1/15/2025-2/15/2054, valued at $10,200,000)	5.32	6/3/2024	10,000,000	10,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $10,004,434 (fully collateralized by: U.S. Treasuries (including strips), 0.5%-4.63%, due 9/15/2025-2/15/2033, valued at $10,200,000)	5.32	6/3/2024	10,000,000	10,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $75,033,375 (fully collateralized by: Federal Farm Credit Bank-Agency Debentures and Agency Strips, 4.75%, due 5/2/2031, Federal Home Loan Banks-Agency Debentures and Agency Strips, 0.00%, due 11/8/2024, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.33%-6.00%, due 4/9/2029-6/25/2054, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-6.00%, due 5/1/2039-5/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 3.00%-4.00%, due 6/25/2050-1/25/2052, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 9/1/2027-6/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-0.58%, due 4/20/2054-5/20/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 8/20/2035-5/20/2054, U.S. Treasuries (including strips), 0.75%-2.38%, due 2/15/2026-5/15/2050, valued at $76,710,180)

	5.34	6/3/2024	75,000,000	75,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 5/31/2024 due at maturity date in the amount of $350,155,458 (fully collateralized by: U.S. Treasuries (including strips), 2.38%-4.62%, due 5/15/2051-5/15/2054, valued at $357,000,103)	5.33	6/3/2024	350,000,000	350,000,000

Statement of Investments (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 50.3% (continued)

MUFG Securities (Canada) Ltd., Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $305,135,725 (fully collateralized by: Federal Farm Credit Bank-Agency Debentures and Agency Strips, 5.49%, due 11/6/2025, Federal Home Loan Banks-Agency Debentures and Agency Strips, 0.40%-4.88%, due 6/14/2024-1/15/2027, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 2.00%-6.97%, due 12/25/2050-10/25/2053, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 1/1/2036-1/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 7.00%, due 12/25/2053, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.00%, due 1/1/2037-3/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 5.00%-5.50%, due 11/20/2062-12/20/2062, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.50%-6.50%, due 3/20/2047-4/20/2054, U.S. Treasuries (including strips), 2.00%-2.13%, due 2/15/2050-2/15/2054, valued at $314,346,635)

	5.34	6/3/2024	305,000,000	305,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 5/31/2024 due at maturity date in the amount of $75,034,062 (fully collateralized by: Asset-Backed Securities, 3.60%-6.60%, due 5/25/2035-10/26/2040, Corporate Debt Securities, 0.00%-11.50%, due 4/15/2025-12/31/2079, Private Label Collateralized Mortgage Obligations, 6.04%-8.78%, due 7/25/2036-1/18/2039, valued at $81,623,127)	5.45	6/3/2024	75,000,000	75,000,000
Total Repurchase Agreements (cost $1,020,000,000)			1,020,000,000
Total Investments (cost $2,024,259,267)			99.8%	2,024,259,267
Cash and Receivables (Net)			.2%	4,528,719
Net Assets			100.0%	2,028,787,986

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities amounted to $244,499,946 or 12.05% of net assets.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,020,000,000) —Note 1(b)	2,024,259,267	2,024,259,267
Cash		1,126,261
Interest receivable		4,068,463
Receivable for shares of Common Stock subscribed		2,068,367
Prepaid expenses		127,254
		2,031,649,612
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,308,384
Payable for shares of Common Stock redeemed		1,076,075
Directors’ fees and expenses payable		57,383
Other accrued expenses		419,784
		2,861,626
Net Assets ($)		2,028,787,986
Composition of Net Assets ($):
Paid-in capital		2,028,704,690
Total distributable earnings (loss)		83,296
Net Assets ($)		2,028,787,986

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	723,477,208	1,064,505,286	240,805,492
Shares Outstanding	723,599,042	1,064,737,818	240,851,074
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	58,399,808
Expenses:
Management fee—Note 2(a)	2,105,999
Administrative service fees—Note 2(c)	3,071,836
Shareholder servicing costs—Note 2(b)	2,645,626
Directors’ fees and expenses—Note 2(d)	138,051
Registration fees	88,914
Prospectus and shareholders’ reports	56,271
Professional fees	45,254
Custodian fees—Note 2(c)	42,350
Chief Compliance Officer fees—Note 2(c)	12,262
Miscellaneous	19,510
Total Expenses	8,226,073
Less—reduction in expenses due to undertaking—Note 2(a)	(269,674)
Less—reduction in fees due to earnings credits—Note 2(c)	(78,945)
Net Expenses	7,877,454
Net Investment Income, representing net increase in net assets resulting from operations	50,522,354

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)[a]	Year Ended November 30, 2023[b]
Operations ($):
Net investment income	50,522,354	102,470,920
Net realized gain (loss) on investments	-	1
Net Increase (Decrease) in Net Assets Resulting from Operations	50,522,354	102,470,921
Distributions ($):
Distributions to shareholders:
Wealth Shares	(18,164,203)	(31,547,561)
Service Shares	(25,417,748)	(57,750,260)
Premier Shares	(6,939,804)	(13,062,571)
Total Distributions	(50,521,755)	(102,360,392)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	403,430,096	749,128,765
Service Shares	665,708,921	1,526,031,541
Premier Shares	117,166,602	403,297,213
Distributions reinvested:
Wealth Shares	17,802,247	30,954,375
Service Shares	24,873,585	55,919,605
Premier Shares	4,651,977	5,897,335
Cost of shares redeemed:
Wealth Shares	(415,516,365)	(656,158,623)
Service Shares	(741,129,359)	(2,144,621,483)
Premier Shares	(153,488,245)	(364,849,088)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(76,500,541)	(394,400,360)
Total Increase (Decrease) in Net Assets	(76,499,942)	(394,289,831)
Net Assets ($):
Beginning of Period	2,105,287,928	2,499,577,759
End of Period	2,028,787,986	2,105,287,928

[a]	During the period ended May 31, 2024, 409,879 Wealth shares representing $410,113 were exchanged for 410,113 Premier shares.
[b]	During the period ended November 30, 2023, 1,727,250 Wealth shares representing $1,731,910 were exchanged for 1,731,910 Premier shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
Wealth Shares	May 31, 2024	Year Ended November 30,
(Unaudited)		2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.025	.046	.010	.000[b]	.003	.016
Distributions:
Dividends from net investment income	(.025)	(.046)	(.010)	(.000)[b]	(.003)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.52[c]	4.67	1.04	.01	.26	1.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]	.55	.58	.56	.90	.89
Ratio of net expenses to average net assets	.54[d]	.53	.42	.15	.55	.88
Ratio of net investment income to average net assets	5.00[d]	4.60	.98	.01	.27	1.63
Net Assets, end of period ($ x 1,000)	723,477	717,761	593,835	514,714	49,985	73,035

a Effective February 1, 2021, the fund Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Service Shares	May 31, 2024	Year Ended November 30,
(Unaudited)		2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.041	.008	.000[b]	.002	.014
Distributions:
Dividends from net investment income	(.023)	(.041)	(.008)	(.000)[b]	(.002)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.30[c]	4.21	.80	.01	.24	1.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.04	1.04	1.05	1.08	1.07
Ratio of net expenses to average net assets	.99[d]	.98	.63	.13	.57	1.02
Ratio of net investment income to average net assets	4.55[d]	4.10	.76	.01	.22	1.49
Net Assets, end of period ($ x 1,000)	1,064,505	1,115,051	1,677,613	2,058,384	2,808,974	2,824,333

a Effective February 1, 2021, the fund Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Premier Shares	May 31, 2024	Year Ended November 30,
	(Unaudited)	2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.026	.049	.012	.000[b]	.004	.019
Distributions:
Dividends from net investment income	(.026)	(.049)	(.012)	(.000)[b]	(.004)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.68[c]	5.00	1.24	.01	.36	1.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27[d]	.25	.25	.27	.64	.56
Ratio of net expenses to average net assets	.27[d]	.23	.22	.12	.46	.56
Ratio of net investment income to average net assets	5.30[d]	4.91	1.18	.01	.41	2.02
Net Assets, end of period ($ x 1,000)	240,805	272,476	228,130	124,090	4,987	7,713

a Effective February 1, 2021, the fund Dreyfus Class shares were renamed Premier shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Money Market Fund (the “fund”) is the sole series of General Money Market Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investment Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Wealth shares (7 billion shares authorized), Service shares (28.5 billion shares authorized) and Premier shares (7 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Paper	-	667,959,267	-	667,959,267
Negotiable Bank Certificates of Deposit	-	277,300,000	-	277,300,000
Repurchase Agreements	-	1,020,000,000	-	1,020,000,000
Time Deposits	-	59,000,000	-	59,000,000

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Repurchase Agreements	1,020,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	1,020,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,020,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $35,540 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2023. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2023 was as follows: ordinary income $102,360,392. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2024, there was no reduction in expenses pursuant to the Agreement.

The Adviser has also contractually agreed, from December 1, 2023 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed an annual rate of 1.00% of the value of the average daily net assets of Service shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses for Service shares, pursuant to the undertaking, amounted to $269,674 during period ended May 31, 2024.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed ..25% of the value of the Wealth and Premier shares’ average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. If said rule is amended in any material respect (e.g. to provide for a limit that exceeds .25%), this Undertaking shall terminate automatically. During the period ended May 31, 2024, there was no reduction in expenses pursuant to the undertaking.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the Reimbursement Shareholder Services Plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2024, Premier shares were charged $22,608, pursuant to the Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Wealth and Service shares were charged $908,675 and $1,396,289, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

(c) Under the Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended May 31, 2024, Service shares were charged $3,071,836, pursuant to the Administrative Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $250,313 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $78,945.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $42,350 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2024, the fund was charged $16,325 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2024, the fund was charged $12,262 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $344,737, Administrative Services Plan fees of $502,119, Shareholder Services Plans fees of $379,645, Custodian fees of $34,938, Chief Compliance Officer fees of $5,257 and Transfer Agent fees of $88,693, which are offset against an expense reimbursement currently in effect in the amount of $47,005.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Wealth shares with the performance of a group of retail no-load money market instrument funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail money market instrument funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load money market instrument funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group median for all periods, except for the ten-year period when the fund’s performance was equal to the Performance Group median, and was below the Performance Universe median for all periods. The Board also considered that the fund’s net total return performance was below the Performance Group and the Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during certain periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0196NCSRSA0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 25, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 26, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)